Variable Interest Entities	3 Months Ended
Mar. 31, 2011
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES
NOTE 15 — VARIABLE INTEREST ENTITIES
For a further description of JPMorgan Chase’s accounting policies regarding consolidation of VIEs and a detailed discussion of the Firm’s principal involvement with VIEs, see Note 1 on pages 164—165, and Note 16 on pages 244—259, respectively, of JPMorgan Chase’s 2010 Annual Report.
The following table summarizes the most significant types of Firm-sponsored VIEs by business segment.

			Form 10-Q
Line-of-Business	Transaction Type	Activity	page reference

Card	Credit card securitization trusts	Securitization of both originated and purchased credit card receivables	141

	Other securitization trusts	Securitization of originated automobile and student loans	141-143

RFS	Mortgage securitization trusts	Securitization of originated and purchased residential mortgages	141-143

IB	Mortgage and other securitization trusts	Securitization of both originated and purchased residential and commercial mortgages	141-143

IB	Multi-seller conduits Investor intermediation activities:	Assist clients in accessing the financial markets in a cost-efficient manner and structures transactions to meet investor needs	143

IB	Municipal bond vehicles		143-144

	Credit-related note and asset swap vehicles		144

The Firm also invests in and provides financing and other services to VIEs sponsored by third parties, as described on page 144 of this Note and on page 253 of JPMorgan Chase’s 2010 Annual Report.
Significant Firm-sponsored variable interest entities
Credit card securitizations
For a more detailed discussion of JPMorgan Chase’s involvement with credit card securitizations, see pages 245—246 of JPMorgan Chase’s 2010 Annual Report.
As a result of the Firm’s continuing involvement, the Firm is considered to be the primary beneficiary of the Firm-sponsored credit card securitization trusts. This includes the Firm’s primary card securitization trust, Chase Issuance Trust. The Firm consolidated $58.4 billion and $68.5 billion of assets held by Firm-administered credit-card securitization trusts and $37.7 billion and $44.3 billion of beneficial interests issued to third parties at March 31, 2011, and December 31, 2010, respectively.
The underlying securitized credit card receivables and other assets are available only for payment of the beneficial interests issued by the securitization trusts; they are not available to pay the Firm’s other obligations or the claims of the Firm’s other creditors.
Firm-sponsored mortgage and other securitization trusts
For a detailed description of the Firm’s involvement with Firm-sponsored mortgage and other securitization trusts, as well as accounting treatment, see Note 16 on page 246 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the total unpaid principal amount of assets held in JPMorgan Chase—sponsored securitization entities in which the Firm has continuing involvement, including those that are consolidated or not consolidated by the Firm. Continuing involvement includes servicing the loans; holding senior interests or subordinated interests; recourse or guarantee arrangements; and derivative transactions. In certain instances, the Firm’s only continuing involvement is servicing the loans. In the table below, the amount of beneficial interests held by JPMorgan Chase does not equal the assets held in nonconsolidated VIEs because of the existence of beneficial interests held by third parties, which are reflected at their current outstanding par amounts; and because a portion of the Firm’s retained interests (trading assets and AFS securities) are reflected at their fair values. See Securitization activity on pages 146—148 of this Note for further information regarding the Firm’s cash flows with and interests retained in nonconsolidated VIEs.

				JPMorgan Chase interest in securitized assets
	Principal amount outstanding			in nonconsolidated VIEs(d)(e)(f)(g)(h)
			Assets held in
			nonconsolidated
	Total assets	Assets held in	securitization VIEs			Total interests
March 31, 2011(a)	held by	consolidated	with continuing	Trading	AFS	held by
(in billions)	securitization VIEs	securitization VIEs	involvement	assets	securities	JPMorgan Chase

Securitization-related
Residential mortgage:
Prime(b)	$145.8	$1.4	$138.1	$0.7	$—	$0.7
Subprime	42.9	1.6	39.6	—	—	—
Option ARMs	35.0	0.3	34.7	—	—	—
Commercial and other(c)	146.7	—	92.2	1.6	0.7	2.3
Student	4.4	4.4	—	—	—	—

Total	$374.8	$7.7	$304.6	$2.3	$0.7	$3.0

				JPMorgan Chase interest in securitized assets
	Principal amount outstanding			in nonconsolidated VIEs(d)(e)(f)(g)(h)
			Assets held in
			nonconsolidated
	Total assets	Assets held in	securitization VIEs			Total interests
December 31, 2010(a)	held by	consolidated	with continuing	Trading	AFS	held by
(in billions)	securitization VIEs	securitization VIEs	involvement	assets	securities	JPMorgan Chase

Securitization-related
Residential mortgage:
Prime(b)	$153.1	$2.2	$143.8	$0.7	$—	$0.7
Subprime	44.0	1.6	40.7	—	—	—
Option ARMs	36.1	0.3	35.8	—	—	—
Commercial and other(c)	153.4	—	106.2	2.0	0.9	2.9
Student	4.5	4.5	—	—	—	—

Total	$391.1	$8.6	$326.5	$2.7	$0.9	$3.6

(a)	Excludes loan sales to U.S. government agencies. See page 147 of this Note for information on the Firm’s loan sales to U.S. government agencies.

(b)	Includes Alt-A loans.

(c)	Consists of securities backed by commercial loans (predominantly real estate) and non-mortgage-related consumer receivables purchased from third parties. The Firm generally does not retain a residual interest in its sponsored commercial mortgage securitization transactions. Includes co-sponsored commercial securitizations and, therefore, includes non–JPMorgan Chase–originated commercial mortgage loans.

(d)	Excludes retained servicing (for a discussion of MSRs, see Note 16 on pages 149–152 of this Form 10-Q) and securities retained from loan sales to U.S. government agencies.

(e)	Excludes senior and subordinated securities of $130 million and $67 million, respectively, at March 31, 2011, and $182 million and $18 million, respectively, at December 31, 2010, which the Firm purchased in connection with IB’s secondary market-making activities.

(f)	Excludes interest rate and foreign exchange derivatives primarily used to manage the interest rate and foreign exchange risks of the securitization entities. See Note 5 on pages 107–113 of this Form 10-Q for further information on derivatives.

(g)	Includes interests held in re-securitization transactions.

(h)	As of both March 31, 2011, and December 31, 2010, 66% of the Firm’s retained securitization interests, which are carried at fair value, were risk-rated “A” or better, on an S&P-equivalent basis. This includes $207 million and $157 million of investment-grade and $495 million and $552 million of noninvestment-grade retained interests in prime residential mortgages at March 31, 2011, and December 31, 2010, respectively, and $2.0 billion and $2.6 billion of investment-grade and $259 million and $250 million of noninvestment-grade retained interests in commercial and other securitization trusts.
Re-securitizations
The Firm also engages in certain re-securitization transactions in which debt securities are transferred to a VIE in exchange for new beneficial interests. These transfers occur to both agency (Fannie Mae, Freddie Mac and Ginnie Mae) and nonagency (private-label) sponsored VIEs, which may be backed by either residential or commercial mortgages and are often structured on behalf of clients. As of March 31, 2011, and December 31, 2010, the Firm did not consolidate any agency re-securitizations, as it did not have the power to direct the significant activities of the trust. As of March 31, 2011, and December 31, 2010, respectively, the Firm consolidated $387 million and $477 million of assets, and $167 million and $230 million of liabilities of private-label re-securitizations, as the Firm had both the power to direct the significant activities of, and retained an interest that is deemed to be significant in, the trust. For other nonconsolidated private-label re-securitizations, the Firm shares control over the resecuritization VIEs (i.e., established the VIE jointly with the investors) and therefore did not have unilateral ability to direct the significant activities of the entity. During the three months ended March 31, 2011 and 2010, the Firm transferred $8.8 billion and $6.5 billion, respectively, of securities to agency VIEs, and $192 million and $383 million, respectively, of securities to private-label VIEs. At March 31, 2011, and December 31, 2010, the Firm held approximately $2.8 billion and $3.5 billion of interests in nonconsolidated agency re-securitization entities, and $49 million and $46 million of senior and subordinated interests in nonconsolidated private-label re-securitization entities. See page 148 of this Note for further information on interests held in nonconsolidated securitization VIEs.
Multi-seller conduits
For a more detailed description of JPMorgan Chase’s principal involvement with Firm-administered, multi-seller conduits, see Note 16 on pages 249–250 of JPMorgan Chase’s 2010 Annual Report.
As a result of the Firm’s continuing involvement, the Firm consolidates its Firm-administered multi-seller conduits, as the Firm has both the power to direct the significant activities of the conduits and a potentially significant economic interest. The Firm consolidated $20.6 billion and $21.7 billion of assets held by Firm-administered multi-seller conduits and $20.5 billion and $21.6 billion of beneficial interests in commercial paper issued to third parties at March 31, 2011, and December 31, 2010, respectively.
The Firm provides deal-specific liquidity as well as program-wide liquidity and credit enhancement to the Firm-administered multi-seller conduits, which have been eliminated in consolidation. The Firm-administered multi-seller conduits then provide certain of their clients with lending-related commitments. The unfunded portion of these commitments was $10.3 billion and $10.0 billion at March 31, 2011, and December 31, 2010, respectively, and are included as off-balance sheet lending-related commitments. For more information on off-balance sheet lending-related commitments, see Note 21 on pages 156–159 of this Form 10-Q.
VIEs associated with investor intermediation activities
Municipal bond vehicles
For a more detailed description of JPMorgan Chase’s principal involvement with municipal bond vehicles, see Note 16 on pages 250–251 of JPMorgan Chase’s 2010 Annual Report.
The Firm’s exposure to nonconsolidated municipal bond VIEs at March 31, 2011, and December 31, 2010, including the ratings profile of the VIEs’ assets, was as follows.

	Fair value of assets			Maximum
(in billions)	held by VIEs	Liquidity facilities(a)	Excess/(deficit)(b)	exposure

Nonconsolidated municipal bond vehicles
March 31, 2011	$12.7	$8.2	$4.5	$8.2
December 31, 2010	13.7	8.8	4.9	8.8

	Ratings profile of VIE assets(c)
	Investment-grade				Noninvestment-grade	Fair value of	Wt. avg.
(in billions, except						assets held	expected life
where otherwise noted)	AAA to AAA-	AA+ to AA-	A+ to A-	BBB to BBB-	BB+ and below	by VIEs	of assets (years)

Nonconsolidated municipal bond vehicles
March 31, 2011	$2.0	$10.1	$0.6	$—	$—	$12.7	17.6
December 31, 2010	1.9	11.2	0.6	—	—	13.7	15.5

(a)	The Firm may serve as credit enhancement provider to municipal bond vehicles in which it serves as liquidity provider. The Firm provided insurance on underlying municipal bonds, in the form of letters of credit, of $10 million at both March 31, 2011, and December 31, 2010.

(b)	Represents the excess/(deficit) of the fair values of municipal bond assets available to repay the liquidity facilities, if drawn.

(c)	The ratings scale is based on the Firm’s internal risk ratings and is presented on an S&P-equivalent basis.
The Firm consolidated $5.9 billion and $4.6 billion of municipal bond vehicles as of March 31, 2011, and December 31, 2010, respectively, due to the Firm owning the residual interests.
Credit-related note and asset swap vehicles
For a more detailed description of JPMorgan Chase’s principal involvement with credit-related note and asset swap vehicles, see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.
Exposure to nonconsolidated credit-related note and asset swap VIEs at March 31, 2011, and December 31, 2010, was as follows.

				Par value
	Net derivative	Trading	Total	of collateral
March 31, 2011 (in billions)	receivables	assets(a)	exposure(b)	held by VIEs(c)

Credit-related notes
Static structure	$0.5	$—	$0.5	$10.8
Managed structure	2.1	—	2.1	10.1

Total credit-related notes	2.6	—	2.6	20.9
Asset swaps	0.3	—	0.3	7.7

Total	$2.9	$—	$2.9	$28.6

				Par value
	Net derivative	Trading	Total	of collateral
December 31, 2010 (in billions)	receivables	assets(a)	exposure(b)	held by VIEs(c)

Credit- related notes
Static structure	$1.0	$—	$1.0	$9.5
Managed structure	2.8	—	2.8	10.7

Total credit-related notes	3.8	—	3.8	20.2
Asset swaps	0.3	—	0.3	7.6

Total	$4.1	$—	$4.1	$27.8

(a)	Trading assets principally comprise notes issued by VIEs, which from time to time are held as part of the termination of a deal or to support limited market-making.

(b)	On–balance sheet exposure that includes net derivative receivables and trading assets — debt and equity instruments.

(c)	The Firm’s maximum exposure arises through the derivatives executed with the VIEs; the exposure varies over time with changes in the fair value of the derivatives. The Firm relies on the collateral held by the VIEs to pay any amounts due under the derivatives; the vehicles are structured at inception so that the par value of the collateral is expected to be sufficient to pay amounts due under the derivative contracts.
The Firm consolidated credit-related note vehicles with collateral fair values of $137 million and $142 million, respectively, and asset swap vehicles with collateral fair values of zero at both March 31, 2011, and December 31, 2010. The Firm consolidated these vehicles because in its role as secondary market-maker, it held positions in these entities that provided the Firm with control of certain vehicles.
VIEs sponsored by third parties
The Firm also invests in and provides financing and other services to VIEs sponsored by third parties, as described on page 253 of JPMorgan Chase’s 2010 Annual Report.
Investment in a third-party credit card securitization trust
The Firm holds two interests in a third-party-sponsored VIE, which is a credit card securitization trust that owns credit card receivables issued by a national retailer. The Firm is not the primary beneficiary of the trust. The Firm’s interest in the VIEs include investments classified as AFS securities that had a fair value of $3.2 billion and $3.1 billion at March 31, 2011, and December 31, 2010, respectively, and other interests which are classified as loans and have a fair value of approximately $1.0 billion at both March 31, 2011, and December 31, 2010. For more information on AFS securities and loans, see Notes 11 and 13 on pages 116–120 and 122–138, respectively, of this Form 10-Q.
Consolidated VIE assets and liabilities
The following table presents information on assets and liabilities related to VIEs consolidated by the Firm as of March 31, 2011, and December 31, 2010.

	Assets				Liabilities
	Trading assets
March 31, 2011	debt and equity			Total	Beneficial interests
(in billions)	instruments	Loans	Other(a)	assets(b)	in VIE assets(c)	Other(d)	Total liabilities

VIE program type
Firm-sponsored credit card trusts	$—	$57.0	$1.4	$58.4	$37.7	$—	$37.7
Firm-administered multi-seller conduits	—	20.2	0.4	20.6	20.5	—	20.5
Mortgage securitization entities(e)	1.0	2.7	—	3.7	2.0	1.5	3.5
Other(f)	9.3	4.3	1.6	15.2	10.7	0.3	11.0

Total	$10.3	$84.2	$3.4	$97.9	$70.9	$1.8	$72.7

	Assets				Liabilities
	Trading assets
December 31, 2010	debt and equity			Total	Beneficial interests
(in billions)	instruments	Loans	Other(a)	assets(b)	in VIE assets(c)	Other(d)	Total liabilities

VIE program type
Firm-sponsored credit card trusts	$—	$67.2	$1.3	$68.5	$44.3	$—	$44.3
Firm-administered multi-seller conduits	—	21.1	0.6	21.7	21.6	0.1	21.7
Mortgage securitization entities(e)	1.8	2.9	—	4.7	2.4	1.6	4.0
Other(f)	8.0	4.4	1.6	14.0	9.3	0.3	9.6

Total	$9.8	$95.6	$3.5	$108.9	$77.6	$2.0	$79.6

(a)	Included assets classified as cash, derivative receivables, AFS securities and other assets within the Consolidated Balance Sheets.

(b)	The assets of the consolidated VIEs included in the program types above are used to settle the liabilities of those entities. The difference between total assets and total liabilities recognized for consolidated VIEs represents the Firm’s interest in the consolidated VIEs for each program type.

(c)	The interest-bearing beneficial-interest liabilities issued by consolidated VIEs are classified in the line item on the Consolidated Balance Sheets titled, “Beneficial interests issued by consolidated variable interest entities.” The holders of these beneficial interests do not have recourse to the general credit of JPMorgan Chase. Included in beneficial interests in VIE assets are long-term beneficial interests of $45.6 billion and $52.6 billion at March 31, 2011, and December 31, 2010, respectively. The maturities of the long-term beneficial interests as of March 31, 2011, and December 31, 2010, were as follows: $7.5 billion and $13.9 billion under one year, $29.1 billion and $29.0 billion between one and five years, and $9.0 billion and $9.7 billion over five years.

(d)	Included liabilities classified as accounts payable and other liabilities in the Consolidated Balance Sheets.

(e)	Includes residential and commercial mortgage securitizations as well as re-securitizations.

(f)	Primarily comprised of municipal bond vehicles and student loans.
Supplemental information on loan securitizations
The Firm securitizes and sells a variety of loans, including residential mortgage, credit card, automobile, student and commercial (primarily related to real estate) loans, as well as debt securities. The primary purposes of these securitization transactions are to satisfy investor demand and to generate liquidity for the Firm.
Securitization activity
The following tables provide information related to the Firm’s securitization activities for the three months ended March 31, 2011 and 2010, related to assets held in JPMorgan Chase—sponsored securitization entities that were not consolidated by the Firm, as sale accounting was achieved based on the accounting rules in effect at the time of the securitization. For the three month period ended March 31, 2011 and 2010, there were no mortgage loans that were securitized, except for commercial and other in 2011, and there were no cash flows from the Firm to the SPEs related to recourse or guarantee arrangements.

	Three months ended March 31, 2011
	Residential mortgage
				Commercial
(in millions)	Prime(e)	Subprime	Option ARMs	and other

Principal securitized	$—	$—	$—	$1,493
All cash flows during the period(a):
Proceeds from new securitizations(b)	$—	$—	$—	$1,558
Servicing fees collected	64	59	103	1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	379	6	6	—
Cash flows received on the interests that continue to be held by the Firm(d)	61	5	1	47

	Three months ended March 31, 2010
	Residential mortgage
				Commercial
(in millions)	Prime(e)	Subprime	Option ARMs	and other

All cash flows during the period(a):
Servicing fees collected	$75	$46	$117	$1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	48	—	—	—
Cash flows received on the interests that continue to be held by the Firm(d)	159	4	7	40

(a)	Excludes sales for which the Firm did not securitize the loan (including loans sold to Ginnie Mae, Fannie Mae and Freddie Mac).

(b)	Includes $1.6 billion and zero of proceeds from new securitizations received as securities for the three months ended March 31, 2011 and 2010, respectively. These securities were predominantly classified as level 2 of the fair value measurement hierarchy.

(c)	Includes cash paid by the Firm to reacquire assets from the off–balance sheet, nonconsolidated entities — for example, servicer clean-up calls.

(d)	Includes cash flows received on retained interests — including, for example, principal repayments and interest payments.

(e)	Includes Alt-A loans and re-securitization transactions.
Loans sold to agencies and other third-party sponsored securitization entities
In addition to the amounts reported in the securitization activity tables above, the Firm, in the normal course of business, sells originated and purchased mortgage loans, predominantly to Ginnie Mae, Fannie Mae and Freddie Mac (the “Agencies”). These loans are sold primarily for the purpose of securitization by the Agencies, which also provide credit enhancement of the loans through certain guarantee provisions. The Firm does not consolidate these securitization vehicles, as it is not the primary beneficiary. In connection with these loan sales, the Firm makes certain representations and warranties. For additional information about the Firm’s loan sale- and securitization-related indemnifications, see Note 21 on pages 156–159 of this Form 10-Q.
For a more detailed description of JPMorgan Chase’s principal involvement with loans sold to government-sponsored agencies and other third-party sponsored securitization entities, see Note 16 on page 257 of JPMorgan Chase’s 2010 Annual Report.
The following table summarizes the activities related to loans sold to U.S. government-sponsored agencies and third-party sponsored securitization entities.

	Three months ended March 31,
(in millions)	2011	2010

Carrying value of loans sold(a)(b)	$39,247	$35,374

Proceeds received from loan sales as cash	340	336
Proceeds received from loan sales as securities(c)	38,172	34,370

Total proceeds received from loan sales	$38,512	$34,706

Gains on loan sales	22	21

(a)	Predominantly to U.S. government agencies.

(b)	MSRs were excluded from the above table. See Note 16 on pages 149—152 of this Form 10-Q for further information on originated MSRs.

(c)	Predominantly includes securities from U.S. government agencies that are generally sold shortly after receipt.
As of March 31, 2011, and December 31, 2010, loans repurchased, or loans with the option to repurchase, were $13.1 billion and $13.0 billion, respectively, primarily related to loans sold to U.S. government agencies. Additionally, real estate owned resulting from repurchases of loans sold to U.S. government agencies was $2.3 billion and $1.9 billion as of March 31, 2011, and December 31, 2010, respectively. Substantially all of these loans and real estate owned continue to be insured or guaranteed by U.S. government agencies, and where applicable, reimbursement is proceeding normally.
JPMorgan Chase’s interest in securitized assets held at fair value
The following table outlines the key economic assumptions used to determine the fair value, as of March 31, 2011, and December 31, 2010, of certain of the Firm’s retained interests in nonconsolidated VIEs (other than MSRs), that are valued using modeling techniques. The table also outlines the sensitivities of those fair values to immediate 10% and 20% adverse changes in assumptions used to determine fair value. For a discussion of MSRs, see Note 16 on pages 149–152 of this Form 10-Q.

March 31, 2011	Residential mortgage	Commercial
(in millions, except rates and where otherwise noted)	Prime(a)	and other

JPMorgan Chase interests in securitized assets(b)(c)	$702	$2,271

Weighted-average life (in years)	6.6	2.7

Weighted-average constant prepayment rate(d)	6.7%	—%
	CPR	CPR
Impact of 10% adverse change	$(2)	$—
Impact of 20% adverse change	(12)	—

Weighted-average loss assumption	8.3%	1.6%
Impact of 10% adverse change	$(1)	$(62)
Impact of 20% adverse change	(11)	(142)
Weighted-average discount rate	11.6%	20.5%
Impact of 10% adverse change	$(27)	$(54)
Impact of 20% adverse change	(51)	(103)

December 31, 2010	Residential mortgage	Commercial
(in millions, except rates and where otherwise noted)	Prime(a)	and other

JPMorgan Chase interests in securitized assets(b)(c)	$708	$2,906

Weighted-average life (in years)	5.5	3.3

Weighted-average constant prepayment rate(d)	7.9%	—%
	CPR	CPR
Impact of 10% adverse change	$(15)	$—
Impact of 20% adverse change	(27)	—

Weighted-average loss assumption	5.2%	2.1%
Impact of 10% adverse change	$(12)	$(76)
Impact of 20% adverse change	(21)	(151)
Weighted-average discount rate	11.6%	16.4%
Impact of 10% adverse change	$(26)	$(69)
Impact of 20% adverse change	(47)	(134)

(a)	Includes retained interests in Alt-A loans and re-securitization transactions.

(b)	The Firm’s interests in subprime securitizations were $23 million and $14 million, as of March 31, 2011 and December 31, 2010, respectively. Additionally, the Firm had interests in Option ARM securitizations of $29 million at both March 31, 2011, and December 31, 2010.

(c)	Includes certain investments acquired in the secondary market but predominantly held for investment purposes.

(d)	CPR: constant prepayment rate.
The sensitivity analysis in the preceding table is hypothetical. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated easily, because the relationship of the change in the assumptions to the change in fair value may not be linear. Also, in the table, the effect that a change in a particular assumption may have on the fair value is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another, which might counteract or magnify the sensitivities. The above sensitivities also do not reflect risk management practices the Firm may undertake to mitigate such risks.
Loan delinquencies and net charge-offs
The table below includes information about delinquencies, liquidation losses and components of off-balance sheet securitized financial assets as of March 31, 2011, and December 31, 2010.

					Liquidation losses
	Credit exposure		90 days past due		Three months ended
	March 31,	Dec. 31,	March 31,	Dec. 31,	March 31,
(in millions)	2011	2010	2011	2010	2011	2010

Securitized loans(a)
Residential mortgage:
Prime mortgage(b)	$138,064	$143,764	$32,924	$33,093	$1,490	$1,689
Subprime mortgage	39,628	40,721	15,518	15,456	1,000	1,165
Option ARMs	34,648	35,786	10,733	10,788	443	589
Commercial and other	92,212	106,245	4,930	5,791	204	27

Total loans securitized(c)	$304,552	$326,516	$64,105	$65,128	$3,137	$3,470

(a)	Total assets held in securitization-related SPEs were $374.8 billion and $391.1 billion at March 31, 2011, and December 31, 2010, respectively. The $304.6 billion and $326.5 billion of loans securitized at March 31, 2011, and December 31, 2010, respectively, excludes: $62.5 billion and $56.0 billion of securitized loans in which the Firm has no continuing involvement, and $7.7 billion and $8.6 billion of loan securitizations consolidated on the Firm’s Consolidated Balance Sheets at March 31, 2011, and December 31, 2010, respectively.

(b)	Includes Alt-A loans.

(c)	Includes securitized loans that were previously recorded at fair value and classified as trading assets.